UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM STRATEGIC INCOME FUND

PENN MUTUAL AM 1847 INCOME FUND

SEMI-ANNUAL REPORT	JUNE 30, 2021

Investment Adviser: Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to June 30, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent year ended December, 31, is available (i) without charge, upon request, by calling 1-877-PMA-MLLC (877-762-6552); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
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SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to provide the 2021 semi-annual report for the Penn Mutual AM Strategic Income Fund (the “Fund”) for the six-month period ending June 30, 2021. Included is a summary of Fund management, strategy and performance during the first half of 2021 and our outlook for the financial markets.

Equity and credit markets maintained their positive momentum to begin the year as improving vaccination rates allowed for nearly a full reopening of the United States economy. Economic growth also benefitted from ongoing measures of fiscal and monetary stimulus, including passage of the $1.9 trillion American Rescue Plan in March. Stronger household balance sheets contributed to robust gains in consumer spending and bolstered full year economic forecasts. Labor market conditions also improved this year but the labor force participation remains below pre-pandemic levels.

Long-term Treasury yields spiked and the yield curve steepened during the first quarter as inflation fears gripped the bond market. Interest rates reversed course during the second quarter as long-term yields fell and the curve flattened. The 10-year Treasury note closed June at 1.47%, up 55 basis points (bps) during the six-month period. The Federal Reserve started to discuss winding down it bond purchases at the June Federal Open Market Committee (FOMC) meeting. Inflation measures have run well above the Fed’s 2% target this year but Chair Powell remains unwavering in his view that the inflation increase is transitory.

Investment-grade corporate bond spreads continued to grind tighter, finishing the second quarter at the tightest levels since the global financial crisis while high yield corporate bonds generated a total return of 3.62% for the six-month period. Corporations benefitted from a series of upside economic surprises and stronger earnings.

The Strategic Income Fund generated a net total return of 2.05% for the six-month period, ahead of its 3-month LIBOR benchmark return of 0.11%. Strategy performance benefitted from broad-based contributions across both corporate and securitized sector holdings. Current Fund overweight positioning includes floating rate bank hybrid securities, collateralized loan obligations (CLOs) and intermediate duration high yield bonds.

Even though the fixed-income markets remain challenging in light of historically low interest rates and credit spreads, we firmly believe our active fixed income management approach will continue to help Fund investors navigate this environment. We thank

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

you for your investment in the Fund and look forward to helping you achieve your investment goals in the future.

Warm Regards,

Your Portfolio Management Team

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

Definition of Comparative Index And Other Investment Terms

The ICE 3-Month USD LIBOR Index is a benchmark rate produced for five currencies with 3-Month maturities. It provides an indication of the average rate at which a LIBOR contributor bank can obtain unsecured funding in the London interbank market for a given period, in a given currency. The performance results for the ICE 3-Month USD LIBOR Index are net of foreign income tax withholding.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to provide the 2021 semi-annual report for the Penn Mutual AM 1847 Income Fund (the “Fund”) for the period ending June 30, 2021. Included is a summary of Fund management, strategy and performance during 2021 and our outlook for the financial markets.

The volatility in financial markets present in late 2020 arising primarily due to COVID-19 and the US Presidential election had largely abated in America. Equity indices continued their rally throughout the first half of the year while interest rates began to rise. Optimism tied to reopening, solid economic growth and whispers of inflation took center stage. Small capitalization stocks significantly outperformed their larger counterparts while value outpaced growth. The yield on the US 10-year Treasury bond rose 55 basis points to 1.47%.

Through June 30 the Fund returned 12.70% (net) for 2021. This compares favorably to both fixed income benchmarks with the Bloomberg Barclays US Corporate Investment Grade Index posting a 1.25% loss and the Bloomberg Barclays US HY 2% Issuer Capped Index returning 3.61%. Though the Fund trailed the Russell 3000 Value Index return of 17.67%, the Fund exceeded the blended benchmark return for the first half of the year.

The Fund launched on July 31, 2020 in the midst of a rapid recovery in equity prices and with bond yields hovering near all-time lows. As managers we were selective and patient in making investments. By the end of 2020 the fund was fully invested. At the time of this writing the Fund held 80 total positions with roughly 37% allocated to dividend paying common stocks and the balance allocated to fixed income securities and cash.

The equity side of the Fund is diversified across sectors, market capitalization size, and geographies. The portfolio includes seven American Depository Receipt (ADR) common stocks. We believe each equity security in the portfolio presents an opportunity for significant total return upside. Additionally, we consider the dividends being paid by these companies to be sustainable; that is, covered by company operating cash flow with the potential to grow in the future.

In the fixed income allocation, we have found the most value in the shorter end of the yield curve, predominately in high-yield bonds and convertible securities. As we seek to balance risk and reward in the portfolio, the current approach with respect to the fixed income markets indicates the lack of value, in our opinion, presently in bonds.

Corporate earnings continued to improve in 2021 but the reopen theme has hit a bit of a speed bump in recent weeks and equity indices have reacted negatively. The bond

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
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market echoes this cautious tone with US Treasury yields falling significantly since their March peaks. Given the Fund’s equity allocation and lack of duration exposure, the Fund could underperform its benchmarks if similar market conditions persist.

We thank you for your investment in the Fund and look forward to helping you achieve your investment goals in the future.

Warm Regards,

Your Portfolio Management Team

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

Definition of Comparative Index And Other Investment Terms

The Russell 3000 Value Index is an index that measures the performance of the broad value segment of the US equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

The Bloomberg Barclays U.S. Corporate Investment Grade Index is an index that measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index wide on a pro rata basis.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 42.4%

	Face Amount	Value

Communication Services — 1.3%
T-Mobile USA Callable 04/15/2026 @ $102 3.500%, 04/15/2031	$1,500,000	$1,551,885

Consumer Discretionary — 2.0%
Bed Bath & Beyond Callable 02/01/2044 @ $100 5.165%, 08/01/2044	500,000	462,805
Callable 02/01/2034 @ $100 4.915%, 08/01/2034	250,000	239,375
Callable 05/01/2024 @ $100 3.749%, 08/01/2024	1,678,000	1,733,491

		2,435,671

Consumer Staples — 3.4%
Kraft Heinz Foods Callable 12/01/2045 @ $100 4.375%, 06/01/2046	2,000,000	2,265,106
Mars Callable 04/16/2032 @ $100 1.625%, 07/16/2032(A)	2,000,000	1,920,067

		4,185,173

The accompanying notes are an integral part of the financial statements.

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STRATEGIC INCOME FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — 8.9%
First Maryland Capital II Callable 08/02/2021 @ $100
1.026%, VAR ICE LIBOR USD 3 Month+0.850%, 02/01/2027	$1,911,000 $	1,838,078
JPMorgan Chase 3.656%, VAR ICE LIBOR USD 3 Month+3.470%, (B).	2,863,000	2,870,157
Callable 10/30/2021 @ $100
NTC Capital II Callable 08/02/2021 @ $100
0.774%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	2,054,860
OneMain Finance, 159163 8.250%, 10/01/2023	2,000,000	2,250,000
State Street Callable 08/02/2021 @ $100
0.716%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2028	2,000,000	1,928,919

		10,942,014

Health Care — 7.0%
Bristol-Myers Squibb Callable 04/26/ 2029 @ $100 3.400%, 07/26/2029	2,000,000	2,240,124
Centene Callable 02/15/2025 @ $102 3.375%, 02/15/2030	2,000,000	2,090,000
Health Care Service A Mutual Legal Reserve Callable 03/01/2030 @ $100 2.200%, 06/01/2030(A)	2,000,000	2,008,200
Merck Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	2,251,656

		8,589,980

Industrials — 8.7%
American Airlines 5.500%, 04/20/2026(A)	2,000,000	2,117,500
Boeing Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,316,376
British Airways Pass - Through Trust 4.250%, 11/15/2032(A)	1,185,364	1,276,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Builders FirstSource Callable 06/01/2022 @ $103 6.750%, 06/01/2027(A)	$2,000,000 $	2,142,500
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	1,233,846	1,261,696
FXI Holdings Callable 11/15/2022 @ $106 12.250%, 11/15/2026(A)	1,000,000	1,151,250
Imola Merger Callable 05/15/2024 @ $102 4.750%, 05/15/2029(A)	1,000,000	1,028,750
United Airlines Pass - Through Trust, Ser 2013-1, Cl B 5.375%, 08/15/2021	408,973	411,026

		10,705,806

Information Technology — 2.5%
IHS Markit Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	1,000,000	1,047,473
Square Callable 03/01/2031 @ $100 3.500%, 06/01/2031(A)	2,000,000	2,017,500

		3,064,973

Materials — 3.6%
Ball 5.000%, 03/15/2022	2,000,000	2,050,000
Cleveland-Cliffs Callable 10/17/2022 @ $107 9.875%, 10/17/2025(A)	2,000,000	2,344,020

		4,394,020

Real Estate — 1.7%
MPT Operating Partnership Callable 10/15/2022 @ $103 5.000%, 10/15/2027‡	2,000,000	2,116,000

Utilities — 3.3%
FirstEnergy Callable 04/15/2027 @ $100 4.400%, 07/15/2027	2,000,000	2,175,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Utilities — continued

Pacific Gas and Electric Callable 06/01/2046 @ $100 4.000%, 12/01/2046	$2,000,000	$1,873,029

		4,048,029

TOTAL CORPORATE OBLIGATIONS (Cost $50,775,058)		52,033,551

ASSET-BACKED SECURITIES — 25.9%

Other ABS — 17.7%
Benefit Street Partners CLO II, Ser 2017-IIA, Cl CR Callable 07/15/2021 @ $100
3.884%, VAR ICE LIBOR USD 3 Month+3.700%, 07/15/2029 (A)	1,500,000	1,483,887
BSPRT 2021-FL6 Issuer, Ser 2021-FL6, Cl B Callable 03/15/2023 @ $100
1.673%, VAR ICE LIBOR USD 1 Month+1.600%, 03/15/2036 (A)	1,500,000	1,499,067
Crestline Denali CLO XVI, Ser 2018-1A, Cl A Callable 07/20/2021 @ $100
1.308%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,504,783
First Eagle BSL CLO, Ser 2020-1A, Cl C Callable 01/20/2022 @ $100
4.538%, VAR ICE LIBOR USD 3 Month+4.350%, 01/20/2033 (A)	2,600,000	2,600,928
Marble Point CLO XVIII, Ser 2020-2A, Cl D2 Callable 10/15/2021 @ $100
5.594%, VAR ICE LIBOR USD 3 Month+5.410%, 10/15/2031 (A)	2,300,000	2,303,259
Mountain View CLO X, Ser 2018-10A, Cl CR Callable 07/13/2021 @ $100
2.038%, VAR ICE LIBOR USD 3 Month+1.850%, 10/13/2027 (A)	1,805,000	1,804,092
Silvermore CLO, Ser 2014-1A, Cl B Callable 08/15/2021 @ $100
3.156%, VAR ICE LIBOR USD 3 Month+3.000%, 05/15/2026 (A)	2,500,000	2,502,153

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Steele Creek CLO, Ser 2018-2A, Cl A Callable 08/18/2021 @ $100
1.355%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	$2,000,000	$2,000,186
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B Callable 04/15/2024 @ $100
5.750%, 05/17/2032 (A)	1,621,732	1,501,220
Trinitas CLO XII, Ser 2020-12A, Cl C Callable 04/25/2022 @ $100
3.176%, VAR ICE LIBOR USD 3 Month+3.000%, 04/25/2033 (A)	1,500,000	1,502,988
Trinitas CLO XIV, Ser 2020-14A, Cl D Callable 01/25/2023 @ $100
4.476%, VAR ICE LIBOR USD 3 Month+4.300%, 01/25/2034 (A)	2,000,000	1,999,782

		21,702,345

Student Loan — 8.2%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A Callable 03/25/2030 @ $100
2.720%, 07/25/2069 (A)	1,981,355	2,073,865
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3 Callable 02/15/2028 @ $100
1.673%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A)	2,250,000	2,287,872
SLM Student Loan Trust, Ser 2014-2, Cl A3 Callable 07/25/2029 @ $100
0.682%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,588,491	1,572,252
SMB Private Education Loan Trust, Ser 2015-C, Cl A3 Callable 08/15/2028 @ $100
2.023%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	2,000,000	2,041,298
SMB Private Education Loan Trust, Ser 2015-C, Cl B Callable 08/15/2028 @ $100	2,000,000	2,084,624
3.500%, 09/15/2043 (A)

		10,059,911

TOTAL ASSET-BACKED SECURITIES (Cost $31,636,307)		31,762,256

The accompanying notes are an integral part of the financial statements.

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STRATEGIC INCOME FUND
JUNE 30, 2021
(Unaudited)

MORTGAGE-BACKED SECURITIES — 19.0%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 7.1%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO Callable 10/25/2024 @ $100 1.690%, 02/25/2043 (C)	$20,425,000	$1,061,896
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1 Callable 10/25/2029 @ $100 1.783%, 05/25/2029	2,073,055	2,135,542
FHLMC, Ser 2014-4413, Cl HP 3.500%, 03/15/2040	145,634	145,645
FHLMC, Ser 2016-4609, Cl QV 3.000%, 05/15/2044	4,020,000	4,128,676
FHLMC, Ser 2019-4895, Cl C 4.500%, 02/15/2049	244,822	258,127
FNMA 3.500%, 11/01/2044	995,135	1,034,741

		8,764,627

Non-Agency Mortgage-Backed Obligations — 11.9%
BX Commercial Mortgage Trust 2020-BXLP, Ser BXLP, Cl A
0.873%, , VAR ICE LIBOR USD 1 Month+0.800% 12/15/2036 (A)	1,940,977	1,943,409
Chase Home Lending Mortgage Trust, Ser 2019-1, Cl A4 Callable 12/25/2022 @ $100
3.500%, 03/25/2050 (A),(C)	243,272	243,620
FREMF Mortgage Trust, Ser K29, Cl C Callable 04/25/2023 @ $100
3.596%, 05/25/2046 (A),(C)	2,000,000	2,088,461
FREMF Mortgage Trust, Ser K69, Cl B Callable 09/25/2027 @ $100
3.854%, 10/25/2049 (A),(C)	2,635,000	2,895,237
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11 Callable 11/25/2022 @ $100
3.498%, 01/25/2047 (A),(C)	1,197,874	1,213,591
Sequoia Mortgage Trust 2021-5, Ser 2021-5, Cl A5 2.000%, 07/25/2051 (A),(C)	3,000,000	3,033,516
Sequoia Mortgage Trust, Ser 2017-5, Cl A1 Callable 09/25/2022 @ $100
3.500%, 08/25/2047 (A),(C)	1,465,901	1,496,138

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1
Callable 11/25/2022 @ $100 4.000%, 12/25/2047 (A),(C)	$1,652,550	$1,679,267

		14,593,239
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,085,967)		23,357,866

PREFERRED STOCK — 6.1%
	Shares
Duke Energy 5.625%,	80,000	2,205,600
Fluor 6.500%, (A)	1,000	1,060,900
UGI 7.250%,	15,000	1,599,000
ViacomCBS 5.750%,	13,500	1,000,755
Wells Fargo 4.750%,	60,000	1,569,000

TOTAL PREFERRED STOCK
(Cost $7,134,415)		7,435,255

U.S. TREASURY OBLIGATIONS — 1.8%
	Face Amount
United States Treasury Inflation Indexed Bonds 1.000%, 02/15/2048	$1,082,960	1,446,231

United States Treasury Notes 2.875%, 10/31/2023	700,000	741,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,795,868)		2,187,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021 (Unaudited)

CONVERTIBLE BOND — 0.7%

	Face Amount	Value

Energy — 0.7%
Cheniere Energy CV to 7.2265 Callable 09/15/2021 @ $84 4.250%, 03/15/2045	$1,000,000	$842,208

TOTAL CONVERTIBLE BOND (Cost $811,729)		842,208

TOTAL INVESTMENTS — 95.9% (Cost $115,239,344)		$117,618,930

Percentages are based on Net Assets of $122,655,318.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2021 was $62,898,110 and represents 51.3% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ABS — Asset-Backed Securities

BSL— Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV— Convertible

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

Ser — Series

USD— U.S. Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2021
(Unaudited)

The open futures contracts held by the Fund at June 30, 2021, are as follows:
	Number of Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Type of Contract	Long (Short)	Date
U.S. 2-Year Treasury Note	53	Oct-2021	$11,698,187	$11,676,977	$(21,211)
U.S. 5-Year Treasury Note	(29)	Oct-2021	(3,592,616)	(3,579,461)	13,155
U.S. Ultra Long Treasury Bond	(69)	Sep-2021	(12,820,384)	(13,295,438)	(475,053)
Ultra 10-Year U.S. Treasury Note	(25)	Sep-2021	(3,630,225)	(3,680,078)	(49,853)

			$(8,345,038)	$(8,878,000)	$(532,962)

The following table summarizes the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$52,033,551	$—	$52,033,551

Asset-Backed Securities	—	31,762,256	—	31,762,256

Mortgage-Backed Securities	—	23,357,866	—	23,357,866

Preferred Stock	3,774,600	3,660,655	—	7,435,255

U.S. Treasury Obligations	—	2,187,794	—	2,187,794

Convertible Bond	—	842,208	—	842,208

Total Investments in Securities	$3,774,600	$113,844,330	$—	$117,618,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$13,155	$–	$–	$13,155

Unrealized Depreciation	(546,117)	–	–	(546,117)

Total Other Financial Instruments	$(532,962)	$–	$–	$(532,962)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021
(Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 37.0%

	Shares	Value

Communication Services — 1.3%
AT&T, Inc.	7,985	$229,808
Omnicom Group	1,585	126,784

		356,592

Consumer Discretionary — 3.5%
Camping World Holdings, Cl A	4,755	194,907
Newell Brands	6,705	184,186
Rocky Brands	3,925	218,230
Smith & Wesson Brands	9,870	342,489

		939,812

Consumer Staples — 5.5%
Associated British Foods ADR	7,420	231,207
Edgewell Personal Care	5,795	254,401
Henkel & KGaA ADR	7,505	173,572
Ingles Markets, Cl A	1,060	61,766
Kraft Heinz	4,705	191,870
MGP Ingredients	2,695	182,290
Tate & Lyle ADR	6,465	264,106
Walgreens Boots Alliance	2,440	128,368

		1,487,580

Energy — 2.6%
Cabot Oil & Gas	11,360	198,346
Devon Energy	5,685	165,945

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy — continued
EOG Resources	1,535	$128,080
HollyFrontier	6,155	202,500

		694,871

Financials — 3.2%
American Equity Investment Life Holding	7,805	252,258
Bank of America	6,140	253,152
Stewart Information Services	2,250	127,553
Union Bankshares	6,000	217,200

		850,163

Health Care — 1.7%
Gilead Sciences	3,570	245,830
Hikma Pharmaceuticals ADR	2,960	195,478

		441,308

Industrials — 7.6%
3M	1,140	226,438
Argan	4,485	214,338
BWX Technologies	2,855	165,933
Huntington Ingalls Industries	1,180	248,685
Hurco	7,845	274,575
LSI Industries	37,895	303,539
National Presto Industries	2,355	239,386
Shyft Group	4,670	174,705
Snap-on	910	203,321

		2,050,920

Information Technology — 4.5%
Cisco Systems	1,231	65,243
International Business Machines	1,575	230,879
MiX Telematics ADR	14,245	236,325
NVE	1,750	129,588
Telefonaktiebolaget LM Ericsson ADR	20,035	252,040
Xperi Holding	13,480	299,795

		1,213,870

Materials — 4.3%
Barrick Gold	9,745	201,527
Fortitude Gold	41,996	287,673
Mondi ADR	3,530	189,579
Mosaic	5,630	179,653
Myers Industries	5,790	121,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Materials — continued
Nucor	1,800	$172,674

		1,152,696

Real Estate — 1.4%
Federal Realty Investment Trust ‡	1,880	220,280
Kimco Realty ‡	7,085	147,722

		368,002

Utilities — 1.4%
UGI	5,375	248,916
Vistra	7,095	131,612

		380,528

TOTAL COMMON STOCK (Cost $8,082,858)		9,936,342

CORPORATE OBLIGATIONS — 28.9%

	Face Amount

Consumer Discretionary — 9.4%
Bed Bath & Beyond Callable 02/01/2034 @ $100 4.915%, 08/01/2034	$835,000	799,513
Mattel Callable 12/15/2022 @ $100 3.150%, 03/15/2023	238,516	243,883
Service International Callable 08/15/2025 @ $102 3.375%, 08/15/2030	830,000	813,233
Vista Outdoor Callable 03/15/2024 @ $102 4.500%, 03/15/2029(A)	650,000	661,374

		2,518,003

Consumer Staples — 1.5%
Ingles Markets Callable 07/16/2021 @ $100 5.750%, 06/15/2023	414,000	414,621

Health Care — 8.6%
DaVita Callable 02/15/2026 @ $102 3.750%, 02/15/2031(A)	841,000	807,359

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — continued
Encompass Health Callable 08/02/2021 @ $100 5.125%, 03/15/2023	$543,000	$544,358
Owens & Minor Callable 09/15/2024 @ $100 4.375%, 12/15/2024	605,000	630,603
Regeneron Pharmaceuticals Callable 03/15/2050 @ $100 2.800%, 09/15/2050	350,000	318,964

		2,301,284

Industrials — 1.5%
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	208,153	212,852
Stericycle Callable 07/19/2021 @ $103 5.375%, 07/15/2024(A)	175,000	179,813

		392,665

Materials — 7.9%
Berry Global Callable 07/15/2021 @ $100 5.125%, 07/15/2023	345,000	345,345
Compass Minerals International Callable 05/15/2024 @ $100 4.875%, 07/15/2024(A)	542,000	559,615
GCP Applied Technologies Callable 07/19/2021 @ $103 5.500%, 04/15/2026(A)	32,000	32,914
Koppers Callable 08/02/2021 @ $103 6.000%, 02/15/2025(A)	550,000	567,600
Silgan Holdings Callable 08/02/2021 @ $101 4.750%, 03/15/2025	620,000	630,075

		2,135,549

TOTAL CORPORATE OBLIGATIONS (Cost $7,755,107)		7,762,122

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021
(Unaudited)

CONVERTIBLE BONDS — 20.2%

	Face Amount	Value

Energy — 1.5%
Cheniere Energy CV to 7.2265 Callable 09/15/2021 @ $84 4.250%, 03/15/2045	$486,000	$409,313

Health Care — 10.5%
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	856,000	795,535
Jazz Investments I CV to 4.5659 1.500%, 08/15/2024	515,000	565,297
Ligand Pharmaceuticals CV to 4.0244 0.750%, 05/15/2023	810,000	800,536
Supernus Pharmaceuticals CV to 16.8545 0.625%, 04/01/2023	675,000	663,609

		2,824,977

Industrials — 2.4%
Fortive CV to 10.9568 0.875%, 02/15/2022	400,000	401,000
Spirit Airlines CV to 20.3791 1.000%, 05/15/2026	250,000	238,275

		639,275

Information Technology — 5.8%
CalAmp CV to 32.5256 2.000%, 08/01/2025	705,000	652,447
FireEye CV to 16.4572 Callable 06/01/2022 @ $100 1.625%, 06/01/2035	500,000	495,342
J2 Global CV to 7.9864 1.750%, 11/01/2026 (A)	320,000	407,808

		1,555,597

TOTAL CONVERTIBLE BONDS (Cost $5,144,508)		5,429,162

PREFERRED STOCK — 5.7%

	Shares
Elanco Animal Health 5.000%,	5,700	305,862
Energizer Holdings 7.500%,	4,416	404,064
International Flavors & Fragrances 6.000%,	4,700	237,867
UGI 7.250%,	2,500	266,500
ViacomCBS 5.750%,	4,100	303,933

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2021 (Unaudited)

PREFERRED STOCK — continued
Value

TOTAL PREFERRED STOCK (Cost $1,434,522)	$1,518,226

TOTAL INVESTMENTS — 91.8% (Cost $22,416,995)	$24,645,852

Percentages are based on Net Assets of $26,850,022.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2021 was $3,216,483 and represents 12.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

The following table summarizes the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$9,936,342	$—	$—	$9,936,342

Corporate Obligations	—	7,762,122	—	7,762,122

Convertible Bonds	—	5,429,162	—	5,429,162

Preferred Stock	641,931	876,295	—	1,518,226

Total Investments in Securities	$10,578,273	$14,067,579	$—	$24,645,852

Amounts designated as “—” are $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund

Assets:
Investments, at Value (Cost $115,239,344 and $22,416,995)	$117,618,930	$24,645,852
Cash Equivalents	3,191,797	2,512,060
Receivable for Investment Securities Sold	1,296,500	623,974
Interest Receivable	763,701	172,129
Cash Pledged as Collateral for Futures Contracts	655,625	–
Variation Margin Receivable	1,242	–
Deferred Offering Costs	–	3,089
Reclaim Receivable	–	874
Prepaid Expenses	23,282	7,072

Total Assets	123,551,077	27,965,050

Liabilities:
Payable for Investment Securities Purchased	703,125	1,071,529
Payable for Variation Margin	91,547	–
Due to Adviser	45,306	4,968
Payable for Interest and Dividends	15,986	17,214
Audit Fees Payable	12,661	12,893
Printing Expense Payable	11,245	–
Due to Administrator	8,219	8,220
Chief Compliance Officer Fees Payable	2,096	–
Other Accrued Expenses	5,574	204

Total Liabilities	895,759	1,115,028

Net Assets	$122,655,318	$26,850,022

Net Assets Consist of:
Paid-in Capital	$118,361,272	$23,236,830
Total Distributable Earnings	4,294,046	3,613,192

Net Assets	$122,655,318	$26,850,022

Class I Shares:
Net Assets	$122,655,318	$26,850,022
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,825,658	2,290,924
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.37	$11.72

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Investment Income:
Interest Income	$1,709,204	$283,469
Dividend Income	54,209	153,529
Less: Foreign Taxes Withheld	–	(993)

Total Investment Income	1,763,413	436,005

Expenses:
Investment Advisory Fees	271,106	55,306
Administration Fees	52,548	49,594
Trustees’ Fees	8,783	1,736
Chief Compliance Officer Fees	3,797	883
Legal Fees	21,725	4,199
Transfer Agent Fees	19,219	11,216
Registration Fees	13,491	3,559
Audit Fees	13,122	12,893
Pricing Fees	9,893	3,481
Printing Fees	9,300	3,197
Custodian Fees	1,367	2,423
Offering Costs	–	33,284
Insurance and Other Expenses	14,268	3,042

Total Expenses	438,619	184,813

Less:
Waiver of Investment Advisory Fees	–	(55,306)
Reimbursement by Investment Adviser	–	(49,621)

Net Expenses	438,619	79,886

Net Investment Income	1,324,794	356,119

Net Realized Gain on Investments	1,685,386	1,321,582
Net Realized Gain on Futures Contracts	1,878,966	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,716,202)	1,184,805
Net Change in Unrealized Depreciation on Futures Contracts	(714,643)	–

Net Realized and Unrealized Gain on Investments and Futures Contracts	1,133,507	2,506,387

Net Increase in Net Assets Resulting from Operations	$2,458,301	$2,862,506

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:

Net Investment Income	$1,324,794	$2,591,406
Net Realized Gain on Investments, Swap Contracts and Futures Contracts	3,564,352	64,734
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(2,430,845)	2,953,680

Net Increase in Net Assets Resulting from Operations	2,458,301	5,609,820

Distributions	(1,411,547)	(3,844,505)

Capital Share Transactions:

I Shares :

Issued	111,351	130,059

Reinvestment of Distributions	1,411,547	3,844,504

Redeemed	(36,832)	(124,531)

Net Increase in Net Assets from Share Transactions	1,486,066	3,850,032

Total Increase in Net Assets	2,532,820	5,615,347

Net Assets:

Beginning of Period	120,122,498	114,507,151

End of Period	$122,655,318	$120,122,498

Shares Issued and Redeemed:

I Shares:

Issued	10,758	12,755

Reinvestment of Distributions	136,477	379,450

Redeemed	(3,556)	(12,208)

Net Increase in Shares Outstanding from Share Transactions	143,679	379,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*

Operations:

Net Investment Income	$356,119	$166,189

Net Realized Gain on Investments	1,321,582	103,059

Net Change in Unrealized Appreciation on Investments	1,184,805	1,044,052

Net Increase in Net Assets Resulting from Operations	2,862,506	1,313,300

Distributions	(347,888)	(214,726)

Capital Share Transactions:

I Shares :

Issued	2,955,438	20,409,226

Reinvestment of Distributions	347,822	214,726

Redeemed	(686,789)	(3,593)

Net Increase in Net Assets from Share Transactions	2,616,471	20,620,359

Total Increase in Net Assets	5,131,089	21,718,933

Net Assets:

Beginning of Period	21,718,933	—

End of Period	$26,850,022	$21,718,933

Shares Issued and Redeemed:

I Shares:

Issued	260,014	2,040,280

Reinvestment of Distributions	30,249	20,579

Redeemed	(59,857)	(341)

Net Increase in Shares Outstanding from Share Transactions	230,406	2,060,518

*	Commenced operations on July 31, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Period Ended December 31, 2018*
Net Asset Value, Beginning of Year/ Period	$10.28	$10.13	$9.84	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.11	0.23	0.24	0.12
Net Realized and Unrealized Gain (Loss)	0.10	0.25	0.32	(0.13)

Total from Operations	0.21	0.48	0.56	(0.01)

Dividends and Distributions:
Net Investment Income	(0.12)	(0.25)	(0.25)	(0.12)
Net Realized Gain	—	(0.08)	(0.02)	(0.03)
Return of Capital	—	—	—	—^

Total Dividends and Distributions	(0.12)	(0.33)	(0.27)	(0.15)

Net Asset Value, End of Year/Period	$10.37	$10.28	$10.13	$9.84

Total Return†	2.05%	4.89%	5.65%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$122,655	$120,122	$114,507	$107,887
Ratio of Expenses to Average Net Assets	0.73%**	0.74%	0.78%	0.86%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.73%**	0.74%	0.78%	0.92%**
Ratio of Net Investment Income to Average Net Assets	2.20%**	2.25%	2.38%	2.48%**
Portfolio Turnover Rate	65%***	175%	83%	21%***

(1)	Calculated using average shares.
*	Commenced operations on July 2, 2018.
**	Annualized
***	Not Annualized
^	Amount is less than $0.005.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

I Shares	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net Asset Value, Beginning of Period	$10.54	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.16	0.08
Net Realized and Unrealized Gain	1.18	0.57

Total from Operations	1.34	0.65

Dividends and Distributions:
Net Investment Income	(0.16)	(0.08)
Net Realized Gain	—	(0.03)

Total Dividends and Distributions	(0.16)	(0.11)

Net Asset Value, End of Period	$11.72	$10.54

Total Return†	12.70%	6.47%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$26,850	$21,719
Ratio of Expenses to Average Net Assets	0.65%**	0.88%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.50%**	1.95%**
Ratio of Net Investment Income to Average Net Assets	2.90%**	1.97%**
Portfolio Turnover Rate	56%***	40%***

(1)	Calculated using average shares.
*	Commenced operations on July 31, 2020.
**	Annualized *** Not Annualized
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund (the “Funds”). The investment objective of the Penn Mutual AM Strategic Income Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The investment objective of the Penn Mutual AM 1847 Income Fund is to seek current income and, secondarily, total return consistent with the preservation of capital. The Funds are classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer I Shares. The Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund commenced operations on July 2, 2018 and July 31, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
JUNE 30, 2021
(Unaudited)

Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Penn Mutual AM Strategic Income Fund utilized futures contracts during the period ended June 30, 2021. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

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Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2021.

For the period ended June 30, 2021, the average quarterly notional amount of futures contracts held were as follows:

Penn Mutual AM Strategic Income Fund:

Average Quarterly Market Value Balance Long	$11,687,742
Average Quarterly Market Value Balance Short	$(20,114,906)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended June 30, 2021, the Penn Mutual AM 1847 Income Fund incurred offering costs of $33,284. As of June 30, 2021, the Penn Mutual AM 1847 Income Fund has deferred offering costs of $3,089 remaining to be amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses

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resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended June 30, 2021, the Funds did not hold any option contracts.

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Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Schedule of Investments. In connection with

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swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At June 30, 2020, the Funds did not hold Swaps Contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

3. Derivative Transactions:

The following tables include the Penn Mutual AM Strategic Income Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of June 30, 2021, is as follows:

Penn Mutual AM Strategic Income Fund
	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Interest Rate	Net Assets — Unrealized		Interest Rate	Net Assets —Unrealized
contracts	appreciation on Future		contracts	depreciation on Future
	Contracts	$ 13,155*		Contracts	$ 546,117*

		$13,155			$546,117

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2021, was as follows:

Penn Mutual AM Strategic Income Fund:

The amount of realized gain/(loss) on derivatives recognized in income:

Futures Contracts
Interest Rate Contracts	$1,878,966

The Fund did not hold swaps during the period.

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Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Futures Contracts
Interest Rate Contracts	$(714,643)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2021, the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund paid $52,548 and $49,594, respectively for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 0.45% of the Funds’ average daily net assets.

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Penn Mutual AM Strategic Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2022 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2021, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund.

Penn Mutual AM 1847 Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until May 31, 2022 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2021, fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $134,713, expiring in 2023. In the Statement of Operations, the reimbursement of expenses by the Fund was $16,337.

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Effective November 1, 2020, the contractual expense limit was changed from 1.00% to 0.65%.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2021, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Penn Mutual AM Strategic Income Fund	$66,354,791	$61,513,928	$–	$9,208,871
Penn Mutual AM 1847 Income Fund	13,946,562	12,538,335	–	–

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent difference in the current year is primarily attributable to paydowns of mortgage and asset backed securities for tax purposes, perpetual bonds, distribution reclass and swap reclass. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in capital accounts.

The tax character of dividends or distributions declared during the year/period ended December 31, 2020 and December 31, 2019:

	Ordinary Income	Long-Term Capital Gain	Total
Penn Mutual AM Strategic Income Fund
2020	$3,824,369	$20,136	$3,844,505
2019	$2,908,081	$—	$2,908,081
Penn Mutual AM 1847 Income Fund
2020	$214,726	$—	$214,726

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At December 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Undistributed Ordinary Income	$109,224	$55,757
Undistributed Long-Term Capital Gains	–	1,079
Post October Currency Losses Deferred	(47,748)	–
Unrealized Appreciation	4,063,048	1,041,738
Other Temporary Differences	(877,232)	–

Total Net Distributable Earnings	$3,247,292	$1,098,574

The other temporary differences in the current year/period are primarily attributable to treasury straddle loss deferral and adjustment on disposition of underlying funds.

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bonds, and disposition of underlying funds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Penn Mutual AM Strategic Income Fund	$115,239,344	$2,855,827	$(476,241)	$2,379,586
Penn Mutual AM 1847 Income Fund	$22,416,995	$2,407,790	$(178,933)	$2,228,857

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds.

Active Management Risk (1847 Income Fund) - The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

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Asset-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk (Strategic Income Fund and 1847 Income Fund) - Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high-yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk (Strategic Income Fund) – CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, a Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Recent legislation, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CDOs and CLOs that may be owned by a Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CDOs and CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

Convertible Securities Risk (1847 Income Fund) - The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer.

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The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Corporate Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) - Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

Counterparty Risk (Strategic Income Fund) - There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund’s custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk (Strategic Income Fund and 1847 Income Fund) - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Strategic Income Fund) - The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, liquidity risk and tax risk. Liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by shareholders. Certain derivatives are also subject to counterparty risk, credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Counterparty risk and credit risk are described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Both U.S. and non-U.S. regulators are in the process

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of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Downgrade Risk (Strategic Income Fund and 1847 Income Fund) - The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

Duration Risk (Strategic Income Fund and 1847 Income Fund) - The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Risk (1847 Income Fund) - The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Extension Risk (Strategic Income Fund and 1847 Income Fund) - The risk that rising interest rates may extend the duration of a fixed-income security, typically reducing the security’s value.

Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) - The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Futures Contracts Risk (Strategic Income Fund) - Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures typically include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Interest Rate Risk (Strategic Income Fund and 1847 Income Fund) - The risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Strategic Income Fund and 1847 Income Fund) - The risk that U.S. fixed-income securities may underperform other segments of the fixed-income markets or the fixed-income markets as a whole.

Large Capitalization Companies Risk (1847 Income Fund) - The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Strategic Income Fund) - The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy the Fund’s obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk (Strategic Income Fund and 1847 Income Fund) - The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are

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established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Strategic Income Fund and 1847 Income Fund) - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Strategic Income Fund and 1847 Income Fund) - The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) - Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses, and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest-rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise,

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prepayments of mortgage loans generally would be expected to decline and, therefore, to extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Residential mortgage-backed securities may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Residential mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government-issued residential mortgage-backed securities.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Municipal Securities Risk (Strategic Income Fund and 1847 Income Fund) - Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some

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extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk (1847 Income Fund) - Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Strategic Income Fund) - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stock Risk (Strategic Income Fund and 1847 Income Fund) - Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment Risk (Strategic Income Fund and 1847 Income Fund) - The risk that, in a declining interest rate environment, fixed-income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (1847 Income Fund) - Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly

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traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Small and Medium Capitalization Companies Risk (1847 Income Fund) - The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Swap Agreements Risk (Strategic Income Fund) - Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Swap agreements further involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Unrated Securities Risk (1847 Income Fund) - Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

U.S. Government Securities Risk (Strategic Income Fund and 1847 Income Fund) - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (1847 Income Fund) - The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

10. Other:

At June 30, 2021, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

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	No. of Shareholders	% Ownership
Penn Mutual AM Strategic Income Fund - I Shares	2	92%
Penn Mutual AM 1847 Income Fund - I Shares	1	89%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2021.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES -CONCLUDED

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Penn Mutual AM Strategic Income Fund

Actual Fund Return
I Shares	$1,000.00	$1,020.50	0.73%	$3.66

Hypothetical 5% Return
I Shares	1,000.00	1,021.17	0.73	3.66

Penn Mutual AM 1847 Income Fund

Actual Fund Return
I Shares	$1,000.00	$1,127.00	0.65%	$3.43

Hypothetical 5% Return
I Shares	1,000.00	1,021.57	0.65	3.26

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

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INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on March 18, 2021 to decide whether to renew the Agreement for an additional one-year term (the “March Meeting”). The March Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the March Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the March Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the March Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the March Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the March Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser;

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(iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/ or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board

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concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information

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Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from July 29, 2020 through December 31, 2020, with respect to the Penn Mutual AM 1847 Income Fund, and January 1, 2020 through December 31, 2020, with respect to the Penn Mutual AM Strategic Income Fund. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Penn Mutual AM Strategic Income Fund

Penn Mutual AM 1847 Income Fund

P.O. Box 219009

Kansas City, MO 64121

1-877-PMA-MLLC

(877-762-6552)

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, Pennsylvania 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PNN-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021